American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2024

Emerging Markets Fund - Schedule of Investments
AUGUST 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.4%
Brazil — 6.4%
Banco BTG Pactual SA	3,089,100	19,413,927
Embraer SA, ADR(1)	955,597	31,754,488
Hapvida Participacoes e Investimentos SA(1)	14,785,355	11,096,985
NU Holdings Ltd., Class A(1)	2,054,071	30,749,443
PRIO SA	1,519,500	12,593,413
WEG SA	1,674,200	16,026,240
		121,634,496
China — 22.8%
Alibaba Group Holding Ltd., ADR	126,989	10,583,263
BYD Co. Ltd., H Shares	1,123,500	34,409,399
China Construction Bank Corp., H Shares	59,822,000	42,003,394
China Railway Group Ltd., H Shares	18,300,000	8,451,177
China State Construction International Holdings Ltd.	17,886,000	25,505,572
Contemporary Amperex Technology Co. Ltd., Class A	500,960	12,982,821
ENN Energy Holdings Ltd.	1,248,700	8,039,534
H World Group Ltd., ADR	321,717	9,793,065
Henan Pinggao Electric Co. Ltd., Class A	6,937,520	17,991,410
Industrial & Commercial Bank of China Ltd., H Shares	33,521,740	19,171,698
Kweichow Moutai Co. Ltd., A Shares	48,110	9,766,232
Meituan, Class B(1)	1,444,340	21,854,883
NetEase, Inc.	1,733,600	27,866,949
New Oriental Education & Technology Group, Inc., ADR(1)	239,283	14,711,119
Ping An Insurance Group Co. of China Ltd., H Shares	3,049,500	14,437,059
Shenzhou International Group Holdings Ltd.	1,102,900	9,008,187
Tencent Holdings Ltd.	2,228,900	108,101,452
Trip.com Group Ltd.(1)	634,100	29,867,989
Weichai Power Co. Ltd., H Shares	5,346,000	8,176,895
		432,722,098
India — 21.7%
Apollo Hospitals Enterprise Ltd.	338,488	27,975,736
Bajaj Auto Ltd.	284,162	36,894,366
DLF Ltd.	2,687,933	27,097,120
Godrej Consumer Products Ltd.	1,791,436	31,615,334
HDFC Bank Ltd.	867,319	16,960,333
ICICI Bank Ltd., ADR	2,013,255	59,008,504
Infosys Ltd., ADR(2)	594,469	13,839,238
InterGlobe Aviation Ltd.(1)	313,690	18,044,451
MakeMyTrip Ltd.(1)	356,884	34,321,534
Reliance Industries Ltd.	1,421,025	51,127,328
Sun Pharmaceutical Industries Ltd.	1,702,203	36,981,520
Varun Beverages Ltd.	1,398,589	25,026,348
Zomato Ltd.(1)	11,393,053	33,996,209
		412,888,021
Indonesia — 0.8%
Bank Rakyat Indonesia Persero Tbk. PT	45,326,900	15,091,859
Malaysia — 1.9%
CIMB Group Holdings Bhd.	19,230,109	36,564,861
Mexico — 1.2%
Cemex SAB de CV, ADR	1,575,956	9,660,610

Fomento Economico Mexicano SAB de CV, ADR	129,243	13,283,596
		22,944,206
Peru — 1.4%
Credicorp Ltd.	144,262	25,729,128
Philippines — 0.7%
Ayala Land, Inc.	20,581,480	12,933,603
Russia(3) — 0.0%
Novatek PJSC	1,100,400	1
Saudi Arabia — 4.7%
Al Rajhi Bank	844,471	19,886,221
Alinma Bank	1,800,910	15,016,342
Arabian Contracting Services Co.(1)	249,118	13,843,328
Elm Co.	87,906	23,490,581
Saudi Arabian Oil Co.	2,326,709	17,336,932
		89,573,404
South Africa — 4.5%
Capitec Bank Holdings Ltd.	191,772	31,321,857
Naspers Ltd., N Shares	148,392	30,611,760
Shoprite Holdings Ltd.	1,334,482	23,122,709
		85,056,326
South Korea — 9.5%
Hyundai Motor Co.	52,066	9,987,310
KB Financial Group, Inc.	384,075	24,767,062
NAVER Corp.	74,736	9,481,028
Samsung Biologics Co. Ltd.(1)	17,800	13,053,090
Samsung Electro-Mechanics Co. Ltd.	66,173	7,086,842
Samsung Electronics Co. Ltd.	1,774,597	98,558,121
SK Hynix, Inc.	140,897	18,463,385
		181,396,838
Taiwan — 17.4%
ASPEED Technology, Inc.	80,000	12,341,909
Asustek Computer, Inc.	715,000	11,992,046
Delta Electronics, Inc.	1,337,000	16,668,075
E Ink Holdings, Inc.	1,962,000	18,746,451
E.Sun Financial Holding Co. Ltd.	15,054,286	13,271,546
Kinik Co.	1,488,000	15,765,762
MediaTek, Inc.	555,000	21,543,349
Quanta Computer, Inc.	1,085,000	9,115,049
Taiwan Semiconductor Manufacturing Co. Ltd.	6,599,713	195,386,897
Wiwynn Corp.(2)	267,000	15,930,378
		330,761,462
Thailand — 2.6%
CP ALL PCL	11,342,300	20,150,647
Minor International PCL	16,056,900	12,783,742
PTT Exploration & Production PCL	4,138,300	17,308,201
		50,242,590
Turkey — 1.9%
BIM Birlesik Magazalar AS	2,295,535	36,356,351
United Arab Emirates — 1.5%
Emaar Properties PJSC	12,637,408	29,049,536
United States — 1.4%
MercadoLibre, Inc.(1)	12,697	26,176,897
TOTAL COMMON STOCKS (Cost $1,300,679,665)		1,909,121,677

SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	230,399	230,399
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $447,631), in a joint trading account at 5.28%, dated 8/30/24, due 9/3/24 (Delivery value $439,482)		439,224
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 7/15/33, valued at $5,443,748), at 5.31%, dated 8/30/24, due 9/3/24 (Delivery value $5,340,149)		5,337,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.00% - 4.625%, 11/15/24 - 2/15/31, valued at $1,793,229), at 5.29%, dated 8/30/24, due 9/3/24 (Delivery value $1,758,033)		1,757,000
		7,533,224
TOTAL SHORT-TERM INVESTMENTS (Cost $7,763,623)		7,763,623
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $1,308,443,288)		1,916,885,300
OTHER ASSETS AND LIABILITIES — (0.8)%		(15,590,231)
TOTAL NET ASSETS — 100.0%		$1,901,295,069

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.3%
Financials	20.2%
Consumer Discretionary	16.6%
Consumer Staples	8.4%
Communication Services	8.4%
Industrials	8.1%
Energy	5.2%
Health Care	4.7%
Real Estate	3.6%
Materials	0.5%
Utilities	0.4%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,224,849. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $13,619,387, all of which is securities collateral.
(3)Securities may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$62,503,931	$59,130,565	—
China	35,087,447	397,634,651	—
India	107,169,276	305,718,745	—
Mexico	22,944,206	—	—
Peru	25,729,128	—	—
United States	26,176,897	—	—
Other Countries	—	867,026,831	—
Short-Term Investments	230,399	7,533,224	—
	$279,841,284	$1,637,044,016	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.